UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4118

Fidelity Securities Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2011

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Growth Strategies

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend through the end of May, overcoming bouts of short-term volatility following unrest in North Africa and the natural disaster in Japan. Still, questions remained about the longer-term outlook, most notably inflationary pressure and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2010 to May 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Expenses Paid During Period* December 1, 2010 to May 31, 2011
Class A	1.25%
Actual		$ 1,000.00	$ 1,157.20	$ 6.72
HypotheticalA		$ 1,000.00	$ 1,018.70	$ 6.29
Class T	1.50%
Actual		$ 1,000.00	$ 1,156.60	$ 8.07
HypotheticalA		$ 1,000.00	$ 1,017.45	$ 7.54
Class B	2.00%
Actual		$ 1,000.00	$ 1,153.10	$ 10.74
HypotheticalA		$ 1,000.00	$ 1,014.96	$ 10.05
Class C	2.00%
Actual		$ 1,000.00	$ 1,153.10	$ 10.74
HypotheticalA		$ 1,000.00	$ 1,014.96	$ 10.05
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,158.20	$ 5.38
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
CF Industries Holdings, Inc.	3.2	3.3
Coach, Inc.	2.1	0.0
Weatherford International Ltd.	1.8	1.5
Wynn Resorts Ltd.	1.5	0.0
Abercrombie & Fitch Co. Class A	1.5	1.2
Panera Bread Co. Class A	1.5	0.0
Limited Brands, Inc.	1.5	0.0
Polo Ralph Lauren Corp. Class A	1.4	1.5
Discovery Communications, Inc.	1.4	1.5
Williams-Sonoma, Inc.	1.4	0.0
	17.3
Top Five Market Sectors as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	21.0	20.7
Information Technology	19.0	23.4
Health Care	12.5	13.3
Energy	12.5	8.0
Industrials	12.5	15.7
Asset Allocation (% of fund's net assets)
As of May 31, 2011*		As of November 30, 2010**
	Stocks 99.5%		Stocks 98.7%
	Short-Term Investments and Net Other Assets 0.5%		Short-Term Investments and Net Other Assets 1.3%
* Foreign investments	20.5%	** Foreign investments	16.6%

Semiannual Report

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSUMER DISCRETIONARY - 20.0%
Automobiles - 0.6%
Tesla Motors, Inc. (a)	7,819	$ 235,665
Distributors - 0.0%
Indiabulls Wholesale Services Ltd.	13,442	3,103
Diversified Consumer Services - 1.0%
Weight Watchers International, Inc.	4,604	369,425
Hotels, Restaurants & Leisure - 3.9%
Las Vegas Sands Corp. (a)	8,847	367,504
Panera Bread Co. Class A (a)	4,629	578,764
Wynn Resorts Ltd.	4,082	598,095
		1,544,363
Household Durables - 0.6%
Tupperware Brands Corp.	3,334	218,244
Media - 3.3%
Discovery Communications, Inc. (a)	13,066	569,155
Focus Media Holding Ltd. ADR (a)	11,000	343,750
Virgin Media, Inc.	11,900	388,178
		1,301,083
Specialty Retail - 5.4%
Abercrombie & Fitch Co. Class A	7,873	596,537
Limited Brands, Inc.	14,408	575,744
Tractor Supply Co.	6,438	406,624
Williams-Sonoma, Inc.	13,600	532,440
		2,111,345
Textiles, Apparel & Luxury Goods - 5.2%
Coach, Inc.	13,106	834,328
Phillips-Van Heusen Corp.	4,048	267,047
Polo Ralph Lauren Corp. Class A	4,508	571,479
Warnaco Group, Inc. (a)	6,958	383,734
		2,056,588
TOTAL CONSUMER DISCRETIONARY		7,839,816
CONSUMER STAPLES - 6.0%
Beverages - 2.0%
Hansen Natural Corp. (a)	4,242	303,939
Heckmann Corp. (a)(d)	83,822	502,932
		806,871
Food Products - 2.2%
Green Mountain Coffee Roasters, Inc. (a)	5,209	429,065
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Mead Johnson Nutrition Co. Class A	3,153	$ 213,742
Origin Agritech Ltd. (a)(d)	34,262	209,341
		852,148
Personal Products - 1.8%
Estee Lauder Companies, Inc. Class A	4,331	443,971
Nu Skin Enterprises, Inc. Class A (d)	6,500	254,085
		698,056
TOTAL CONSUMER STAPLES		2,357,075
ENERGY - 12.5%
Energy Equipment & Services - 4.9%
Cameron International Corp. (a)	7,600	362,216
Dresser-Rand Group, Inc. (a)	8,653	454,975
FMC Technologies, Inc. (a)	4,965	221,588
Rowan Companies, Inc. (a)	5,000	198,250
Weatherford International Ltd. (a)	35,936	710,455
		1,947,484
Oil, Gas & Consumable Fuels - 7.6%
Amyris, Inc. (d)	6,864	202,557
Concho Resources, Inc. (a)	3,152	298,211
Daylight Energy Ltd. (d)	18,400	189,327
El Paso Corp.	10,200	214,710
EV Energy Partners LP	3,669	203,079
Penn West Petroleum Ltd.	7,400	191,387
Petrohawk Energy Corp. (a)	16,500	436,755
PT Bumi Resources Tbk	653,000	252,464
QEP Resources, Inc.	10,400	452,400
Solazyme, Inc.	5,300	119,409
Whiting Petroleum Corp. (a)	6,100	409,310
		2,969,609
TOTAL ENERGY		4,917,093
FINANCIALS - 6.3%
Capital Markets - 1.0%
Invesco Ltd.	15,500	382,385
Commercial Banks - 0.5%
Regions Financial Corp.	28,073	198,195
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 2.1%
AMB Property Corp. (REIT)	10,968	$ 405,706
SL Green Realty Corp.	4,573	411,616
		817,322
Real Estate Management & Development - 2.7%
CB Richard Ellis Group, Inc. Class A (a)	15,100	399,093
Indiabulls Real Estate Ltd. (a)	111,608	290,726
Jones Lang LaSalle, Inc.	3,935	382,285
		1,072,104
TOTAL FINANCIALS		2,470,006
HEALTH CARE - 12.5%
Biotechnology - 2.8%
Alexion Pharmaceuticals, Inc. (a)	8,030	380,783
Human Genome Sciences, Inc. (a)	5,800	158,746
United Therapeutics Corp. (a)	2,900	187,253
Vertex Pharmaceuticals, Inc. (a)	7,200	388,728
		1,115,510
Health Care Equipment & Supplies - 4.7%
ArthroCare Corp. (a)	12,039	412,336
Cyberonics, Inc. (a)	12,358	403,489
Edwards Lifesciences Corp. (a)	4,501	399,374
NuVasive, Inc. (a)	6,517	220,209
Zoll Medical Corp. (a)	6,402	389,306
		1,824,714
Health Care Providers & Services - 1.9%
AmerisourceBergen Corp.	9,400	387,468
Catalyst Health Solutions, Inc. (a)	6,092	371,795
		759,263
Health Care Technology - 1.0%
SXC Health Solutions Corp. (a)	6,700	396,143
Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc. (a)	8,900	443,843
Pharmaceuticals - 1.0%
Valeant Pharmaceuticals International, Inc. (Canada)	7,400	387,890
TOTAL HEALTH CARE		4,927,363
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 12.5%
Building Products - 2.1%
Lennox International, Inc.	8,180	$ 381,270
Owens Corning (a)	11,600	443,120
		824,390
Construction & Engineering - 0.6%
Orascom Construction Industries SAE GDR	5,100	227,511
Electrical Equipment - 1.9%
Cooper Industries PLC Class A	6,100	383,385
Roper Industries, Inc.	4,500	375,615
		759,000
Machinery - 6.6%
Charter International PLC	32,862	421,639
CNH Global NV (a)	9,426	398,908
Dover Corp.	5,800	389,934
Flowserve Corp.	1,600	193,968
Ingersoll-Rand Co. Ltd.	8,175	407,933
Pall Corp.	6,800	381,480
WABCO Holdings, Inc. (a)	5,590	383,195
		2,577,057
Marine - 0.6%
Ultrapetrol (Bahamas) Ltd. (a)	45,157	234,365
Professional Services - 0.7%
IHS, Inc. Class A (a)	3,165	277,634
TOTAL INDUSTRIALS		4,899,957
INFORMATION TECHNOLOGY - 19.0%
Communications Equipment - 2.0%
Juniper Networks, Inc. (a)	5,287	193,557
Polycom, Inc. (a)	6,745	387,230
Riverbed Technology, Inc. (a)	5,100	193,392
		774,179
Computers & Peripherals - 1.1%
NetApp, Inc. (a)	7,728	423,263
Electronic Equipment & Components - 0.7%
Maxwell Technologies, Inc. (a)	15,774	257,432
Internet Software & Services - 1.2%
Rackspace Hosting, Inc. (a)	9,148	402,512
Web.com, Inc. (a)	6,707	80,015
		482,527
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 1.0%
Cognizant Technology Solutions Corp. Class A (a)	5,161	$ 392,442
Semiconductors & Semiconductor Equipment - 1.6%
Ceva, Inc. (a)	8,246	283,085
Freescale Semiconductor Holdings I Ltd.	10,200	188,700
NVIDIA Corp. (a)	7,800	156,312
		628,097
Software - 11.4%
ANSYS, Inc. (a)	6,829	391,780
Ariba, Inc. (a)	6,200	207,948
Autodesk, Inc. (a)	8,800	378,224
Autonomy Corp. PLC (a)	14,820	438,076
BMC Software, Inc. (a)	7,200	401,976
Check Point Software Technologies Ltd. (a)	7,200	395,424
Informatica Corp. (a)	7,603	445,992
Intuit, Inc. (a)	7,000	377,790
Magma Design Automation, Inc. (a)	28,215	196,941
Nuance Communications, Inc. (a)	18,086	397,169
Rovi Corp. (a)	7,156	414,762
salesforce.com, Inc. (a)	2,919	444,447
		4,490,529
TOTAL INFORMATION TECHNOLOGY		7,448,469
MATERIALS - 9.7%
Chemicals - 6.6%
Albemarle Corp.	3,310	234,480
CF Industries Holdings, Inc.	8,318	1,279,135
CVR Partners LP	21,723	433,591
Ecolab, Inc.	7,900	433,552
The Mosaic Co.	3,100	219,635
		2,600,393
Metals & Mining - 3.1%
First Quantum Minerals Ltd.	1,600	217,572
Ivanhoe Mines Ltd. (a)	7,100	178,645
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
MacArthur Coal Ltd.	34,077	$ 432,909
Vallar PLC	19,418	375,314
		1,204,440
TOTAL MATERIALS		3,804,833
TOTAL COMMON STOCKS (Cost $35,367,266)		38,664,612
Nonconvertible Preferred Stocks - 1.0%

CONSUMER DISCRETIONARY - 1.0%
Automobiles - 1.0%
Porsche Automobil Holding SE (Germany) (Cost $327,676)	5,485	381,306
Money Market Funds - 3.9%

Fidelity Cash Central Fund, 0.14% (b)	908,232	908,232
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	606,140	606,140
TOTAL MONEY MARKET FUNDS (Cost $1,514,372)		1,514,372
TOTAL INVESTMENT PORTFOLIO - 103.4% (Cost $37,209,314)		40,560,290
NET OTHER ASSETS (LIABILITIES) - (3.4)%		(1,317,771)
NET ASSETS - 100%		$ 39,242,519
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 486
Fidelity Securities Lending Cash Central Fund	1,091
Total	$ 1,577
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 8,221,122	$ 8,218,019	$ -	$ 3,103
Consumer Staples	2,357,075	2,357,075	-	-
Energy	4,917,093	4,917,093	-	-
Financials	2,470,006	2,470,006	-	-
Health Care	4,927,363	4,927,363	-	-
Industrials	4,899,957	4,899,957	-	-
Information Technology	7,448,469	7,448,469	-	-
Materials	3,804,833	3,804,833	-	-
Money Market Funds	1,514,372	1,514,372	-	-
Total Investments in Securities:	$ 40,560,290	$ 40,557,187	$ -	$ 3,103
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 157,298
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(54)
Cost of Purchases	3,157
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(157,298)
Ending Balance	$ 3,103
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2011	$ (54)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	79.5%
Canada	4.0%
Bailiwick of Jersey	2.1%
Ireland	2.0%
Switzerland	1.8%
Bermuda	1.5%
United Kingdom	1.1%
Australia	1.1%
Netherlands	1.0%
Israel	1.0%
Germany	1.0%
Others (Individually Less Than 1%)	3.9%
100.0%
Income Tax Information

At November 30, 2010, the Fund had a capital loss carryforward of approximately $8,711,018 of which $8,460,613 and $250,405 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $596,661) - See accompanying schedule: Unaffiliated issuers (cost $35,694,942)	$ 39,045,918
Fidelity Central Funds (cost $1,514,372)	1,514,372
Total Investments (cost $37,209,314)		$ 40,560,290
Receivable for investments sold		254,240
Receivable for fund shares sold		17,738
Dividends receivable		11,582
Distributions receivable from Fidelity Central Funds		300
Prepaid expenses		16
Receivable from investment adviser for expense reductions		9,609
Other receivables		965
Total assets		40,854,740

Liabilities
Payable for investments purchased	$ 298,025
Payable for fund shares redeemed	635,076
Accrued management fee	14,645
Distribution and service plan fees payable	17,106
Other affiliated payables	10,951
Other payables and accrued expenses	30,278
Collateral on securities loaned, at value	606,140
Total liabilities		1,612,221

Net Assets		$ 39,242,519
Net Assets consist of:
Paid in capital		$ 40,315,474
Accumulated net investment loss		(201,899)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,221,466)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,350,410
Net Assets		$ 39,242,519

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

May 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($12,764,619 ÷ 1,247,433 shares)	$ 10.23

Maximum offering price per share (100/94.25 of $10.23)	$ 10.85
Class T: Net Asset Value and redemption price per share ($16,602,408 ÷ 1,665,926 shares)	$ 9.97

Maximum offering price per share (100/96.50 of $9.97)	$ 10.33
Class B: Net Asset Value and offering price per share ($2,900,203 ÷ 305,620 shares)A	$ 9.49

Class C: Net Asset Value and offering price per share ($6,298,419 ÷ 663,482 shares)A	$ 9.49

Institutional Class: Net Asset Value, offering price and redemption price per share ($676,870 ÷ 64,231 shares)	$ 10.54

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended May 31, 2011 (Unaudited)

Investment Income
Dividends		$ 86,833
Interest		1
Income from Fidelity Central Funds		1,577
Total income		88,411

Expenses
Management fee Basic fee	$ 116,068
Performance adjustment	(30,913)
Transfer agent fees	62,167
Distribution and service plan fees	102,142
Accounting and security lending fees	7,521
Custodian fees and expenses	11,364
Independent trustees' compensation	95
Registration fees	30,660
Audit	36,983
Legal	97
Miscellaneous	172
Total expenses before reductions	336,356
Expense reductions	(46,046)	290,310
Net investment income (loss)		(201,899)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,821,592
Foreign currency transactions	1,396
Total net realized gain (loss)		4,822,988
Change in net unrealized appreciation (depreciation) on: Investment securities	755,903
Assets and liabilities in foreign currencies	94
Total change in net unrealized appreciation (depreciation)		755,997
Net gain (loss)		5,578,985
Net increase (decrease) in net assets resulting from operations		$ 5,377,086

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2011 (Unaudited)	Year ended November 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (201,899)	$ (348,051)
Net realized gain (loss)	4,822,988	4,572,068
Change in net unrealized appreciation (depreciation)	755,997	2,310,518
Net increase (decrease) in net assets resulting from operations	5,377,086	6,534,535
Share transactions - net increase (decrease)	(956,756)	(1,781,693)
Total increase (decrease) in net assets	4,420,330	4,752,842

Net Assets
Beginning of period	34,822,189	30,069,347
End of period (including accumulated net investment loss of $201,899 and $0, respectively)	$ 39,242,519	$ 34,822,189

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.84	$ 7.18	$ 5.32	$ 12.05	$ 10.53	$ 9.42
Income from Investment Operations
Net investment income (loss) E	(.04)	(.06)	(.04) H	(.02) I	(.10)	(.05) J
Net realized and unrealized gain (loss)	1.43	1.72	1.90	(5.44)	1.62	1.16
Total from investment operations	1.39	1.66	1.86	(5.46)	1.52	1.11
Distributions from net realized gain	-	-	-	(1.27)	-	-
Net asset value, end of period	$ 10.23	$ 8.84	$ 7.18	$ 5.32	$ 12.05	$ 10.53
Total Return B, C, D	15.72%	23.12%	34.96%	(50.65)%	14.43%	11.78%
Ratios to Average Net Assets F, K
Expenses before reductions	1.46% A	1.43%	1.68%	1.63%	1.53%	1.62%
Expenses net of fee waivers, if any	1.25% A	1.30%	1.30%	1.30%	1.30%	1.30%
Expenses net of all reductions	1.24% A	1.29%	1.28%	1.28%	1.29%	1.28%
Net investment income (loss)	(.77)% A	(.77)%	(.58)% H	(.21)% I	(.85)%	(.56)% J
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,765	$ 10,971	$ 9,369	$ 6,492	$ 12,665	$ 10,123
Portfolio turnover rate G	186% A	123%	301%	276%	177%	173%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.66)%.

I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.34)%.

J Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.81)%.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.62	$ 7.02	$ 5.21	$ 11.83	$ 10.36	$ 9.29
Income from Investment Operations
Net investment income (loss) E	(.05)	(.08)	(.05) H	(.04) I	(.12)	(.08) J
Net realized and unrealized gain (loss)	1.40	1.68	1.86	(5.34)	1.59	1.15
Total from investment operations	1.35	1.60	1.81	(5.38)	1.47	1.07
Distributions from net realized gain	-	-	-	(1.24)	-	-
Net asset value, end of period	$ 9.97	$ 8.62	$ 7.02	$ 5.21	$ 11.83	$ 10.36
Total Return B, C, D	15.66%	22.79%	34.74%	(50.81)%	14.19%	11.52%
Ratios to Average Net Assets F, K
Expenses before reductions	1.75% A	1.73%	2.04%	1.94%	1.88%	1.95%
Expenses net of fee waivers, if any	1.50% A	1.55%	1.55%	1.55%	1.55%	1.55%
Expenses net of all reductions	1.48% A	1.54%	1.53%	1.53%	1.54%	1.53%
Net investment income (loss)	(1.02)% A	(1.02)%	(.83)% H	(.46)% I	(1.10)%	(.81)% J
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,602	$ 14,612	$ 12,462	$ 9,388	$ 19,144	$ 16,957
Portfolio turnover rate G	186% A	123%	301%	276%	177%	173%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.91)%.

I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.59)%.

J Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.06)%.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.23	$ 6.74	$ 5.02	$ 11.44	$ 10.06	$ 9.07
Income from Investment Operations
Net investment income (loss) E	(.07)	(.11)	(.08) H	(.08) I	(.17)	(.12) J
Net realized and unrealized gain (loss)	1.33	1.60	1.80	(5.17)	1.55	1.11
Total from investment operations	1.26	1.49	1.72	(5.25)	1.38	.99
Distributions from net realized gain	-	-	-	(1.17)	-	-
Net asset value, end of period	$ 9.49	$ 8.23	$ 6.74	$ 5.02	$ 11.44	$ 10.06
Total Return B, C, D	15.31%	22.11%	34.26%	(51.11)%	13.72%	10.92%
Ratios to Average Net Assets F, K
Expenses before reductions	2.21% A	2.18%	2.47%	2.39%	2.28%	2.36%
Expenses net of fee waivers, if any	2.00% A	2.05%	2.05%	2.05%	2.05%	2.05%
Expenses net of all reductions	1.98% A	2.04%	2.03%	2.04%	2.04%	2.03%
Net investment income (loss)	(1.52)% A	(1.52)%	(1.33)% H	(.96)% I	(1.60)%	(1.31)% J
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,900	$ 3,095	$ 3,272	$ 3,203	$ 9,082	$ 9,106
Portfolio turnover rate G	186% A	123%	301%	276%	177%	173%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.41)%.

I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.09)%.

J Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.56)%.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.23	$ 6.74	$ 5.03	$ 11.45	$ 10.08	$ 9.08
Income from Investment Operations
Net investment income (loss) E	(.07)	(.11)	(.08) H	(.08) I	(.18)	(.12) J
Net realized and unrealized gain (loss)	1.33	1.60	1.79	(5.15)	1.55	1.12
Total from investment operations	1.26	1.49	1.71	(5.23)	1.37	1.00
Distributions from net realized gain	-	-	-	(1.19)	-	-
Net asset value, end of period	$ 9.49	$ 8.23	$ 6.74	$ 5.03	$ 11.45	$ 10.08
Total Return B, C, D	15.31%	22.11%	34.00%	(50.99)%	13.59%	11.01%
Ratios to Average Net Assets F, K
Expenses before reductions	2.21% A	2.18%	2.47%	2.38%	2.28%	2.36%
Expenses net of fee waivers, if any	2.00% A	2.05%	2.05%	2.05%	2.05%	2.05%
Expenses net of all reductions	1.98% A	2.04%	2.03%	2.04%	2.04%	2.03%
Net investment income (loss)	(1.52)% A	(1.52)%	(1.33)% H	(.96)% I	(1.60)%	(1.31)% J
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,298	$ 5,604	$ 4,603	$ 3,703	$ 8,270	$ 7,039
Portfolio turnover rate G	186% A	123%	301%	276%	177%	173%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.41)%.

I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.09)%.

J Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.56)%.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.10	$ 7.37	$ 5.44	$ 12.31	$ 10.72	$ 9.57
Income from Investment Operations
Net investment income (loss) D	(.03)	(.04)	(.02) G	- H, K	(.07)	(.03) I
Net realized and unrealized gain (loss)	1.47	1.77	1.95	(5.57)	1.66	1.18
Total from investment operations	1.44	1.73	1.93	(5.57)	1.59	1.15
Distributions from net realized gain	-	-	-	(1.30)	-	-
Net asset value, end of period	$ 10.54	$ 9.10	$ 7.37	$ 5.44	$ 12.31	$ 10.72
Total Return B, C	15.82%	23.47%	35.48%	(50.59)%	14.83%	12.02%
Ratios to Average Net Assets E, J
Expenses before reductions	1.11% A	1.10%	1.43%	1.33%	1.20%	1.27%
Expenses net of fee waivers, if any	1.00% A	1.05%	1.05%	1.05%	1.05%	1.05%
Expenses net of all reductions	.98% A	1.04%	1.03%	1.03%	1.04%	1.04%
Net investment income (loss)	(.52)% A	(.53)%	(.33)% G	.04% H	(.60)%	(.31)% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 677	$ 542	$ 362	$ 338	$ 959	$ 785
Portfolio turnover rate F	186% A	123%	301%	276%	177%	173%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.42)%.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.09)%.

I Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.56)%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2011 (Unaudited)

1. Organization.

Fidelity Advisor® Growth Strategies Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

(ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 4,933,228
Gross unrealized depreciation	(1,823,779)
Net unrealized appreciation (depreciation) on securities and other investments	$ 3,109,449
Tax cost	$ 37,450,841

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be November 30, 2012.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities , other than short-term securities, aggregated $35,124,926 and $35,998,780, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Institutional Class of the Fund as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .45% of the Fund's average net assets.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 15,298	$ 205
Class T	.25%	.25%	40,344	181
Class B	.75%	.25%	15,609	11,771
Class C	.75%	.25%	30,891	3,166
			$ 102,142	$ 15,323

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,244
Class T	4,332
Class B*	2,928
Class C*	274
$ 10,778

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 18,680.31
Class T	28,559.35
Class B	4,779.31
Class C	9,520.31
Institutional Class	629.21
	$ 62,167

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $518 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $64 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned

Semiannual Report

7. Security Lending - continued

securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,091. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.25%	$ 12,516
Class T	1.50%	20,511
Class B	2.00%	3,242
Class C	2.00%	6,464
Institutional Class	1.00%	338
		$ 43,071

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,975 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2011	Year ended November 30, 2010	Six months ended May 31, 2011	Year ended November 30, 2010
Class A
Shares sold	199,577	271,600	$ 1,983,506	$ 2,194,435
Shares redeemed	(192,680)	(335,188)	(1,900,496)	(2,660,697)
Net increase (decrease)	6,897	(63,588)	$ 83,010	$ (466,262)
Class T
Shares sold	119,154	310,978	$ 1,132,729	$ 2,432,697
Shares redeemed	(147,591)	(391,038)	(1,420,419)	(3,005,864)
Net increase (decrease)	(28,437)	(80,060)	$ (287,690)	$ (573,167)
Class B
Shares sold	9,352	47,922	$ 84,874	$ 358,845
Shares redeemed	(79,678)	(157,596)	(724,723)	(1,183,324)
Net increase (decrease)	(70,326)	(109,674)	$ (639,849)	$ (824,479)
Class C
Shares sold	84,123	123,170	$ 762,354	$ 931,941
Shares redeemed	(101,094)	(125,697)	(922,207)	(940,262)
Net increase (decrease)	(16,971)	(2,527)	$ (159,853)	$ (8,321)
Institutional Class
Shares sold	15,512	29,114	$ 155,135	$ 243,469
Shares redeemed	(10,816)	(18,741)	(107,509)	(152,933)
Net increase (decrease)	4,696	10,373	$ 47,626	$ 90,536

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

AAG-USAN-0711
1.786773.108

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Growth Strategies

Fund - Institutional Class

Semiannual Report

May 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend through the end of May, overcoming bouts of short-term volatility following unrest in North Africa and the natural disaster in Japan. Still, questions remained about the longer-term outlook, most notably inflationary pressure and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2010 to May 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Expenses Paid During Period* December 1, 2010 to May 31, 2011
Class A	1.25%
Actual		$ 1,000.00	$ 1,157.20	$ 6.72
HypotheticalA		$ 1,000.00	$ 1,018.70	$ 6.29
Class T	1.50%
Actual		$ 1,000.00	$ 1,156.60	$ 8.07
HypotheticalA		$ 1,000.00	$ 1,017.45	$ 7.54
Class B	2.00%
Actual		$ 1,000.00	$ 1,153.10	$ 10.74
HypotheticalA		$ 1,000.00	$ 1,014.96	$ 10.05
Class C	2.00%
Actual		$ 1,000.00	$ 1,153.10	$ 10.74
HypotheticalA		$ 1,000.00	$ 1,014.96	$ 10.05
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,158.20	$ 5.38
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
CF Industries Holdings, Inc.	3.2	3.3
Coach, Inc.	2.1	0.0
Weatherford International Ltd.	1.8	1.5
Wynn Resorts Ltd.	1.5	0.0
Abercrombie & Fitch Co. Class A	1.5	1.2
Panera Bread Co. Class A	1.5	0.0
Limited Brands, Inc.	1.5	0.0
Polo Ralph Lauren Corp. Class A	1.4	1.5
Discovery Communications, Inc.	1.4	1.5
Williams-Sonoma, Inc.	1.4	0.0
	17.3
Top Five Market Sectors as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	21.0	20.7
Information Technology	19.0	23.4
Health Care	12.5	13.3
Energy	12.5	8.0
Industrials	12.5	15.7
Asset Allocation (% of fund's net assets)
As of May 31, 2011*		As of November 30, 2010**
	Stocks 99.5%		Stocks 98.7%
	Short-Term Investments and Net Other Assets 0.5%		Short-Term Investments and Net Other Assets 1.3%
* Foreign investments	20.5%	** Foreign investments	16.6%

Semiannual Report

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSUMER DISCRETIONARY - 20.0%
Automobiles - 0.6%
Tesla Motors, Inc. (a)	7,819	$ 235,665
Distributors - 0.0%
Indiabulls Wholesale Services Ltd.	13,442	3,103
Diversified Consumer Services - 1.0%
Weight Watchers International, Inc.	4,604	369,425
Hotels, Restaurants & Leisure - 3.9%
Las Vegas Sands Corp. (a)	8,847	367,504
Panera Bread Co. Class A (a)	4,629	578,764
Wynn Resorts Ltd.	4,082	598,095
		1,544,363
Household Durables - 0.6%
Tupperware Brands Corp.	3,334	218,244
Media - 3.3%
Discovery Communications, Inc. (a)	13,066	569,155
Focus Media Holding Ltd. ADR (a)	11,000	343,750
Virgin Media, Inc.	11,900	388,178
		1,301,083
Specialty Retail - 5.4%
Abercrombie & Fitch Co. Class A	7,873	596,537
Limited Brands, Inc.	14,408	575,744
Tractor Supply Co.	6,438	406,624
Williams-Sonoma, Inc.	13,600	532,440
		2,111,345
Textiles, Apparel & Luxury Goods - 5.2%
Coach, Inc.	13,106	834,328
Phillips-Van Heusen Corp.	4,048	267,047
Polo Ralph Lauren Corp. Class A	4,508	571,479
Warnaco Group, Inc. (a)	6,958	383,734
		2,056,588
TOTAL CONSUMER DISCRETIONARY		7,839,816
CONSUMER STAPLES - 6.0%
Beverages - 2.0%
Hansen Natural Corp. (a)	4,242	303,939
Heckmann Corp. (a)(d)	83,822	502,932
		806,871
Food Products - 2.2%
Green Mountain Coffee Roasters, Inc. (a)	5,209	429,065
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Mead Johnson Nutrition Co. Class A	3,153	$ 213,742
Origin Agritech Ltd. (a)(d)	34,262	209,341
		852,148
Personal Products - 1.8%
Estee Lauder Companies, Inc. Class A	4,331	443,971
Nu Skin Enterprises, Inc. Class A (d)	6,500	254,085
		698,056
TOTAL CONSUMER STAPLES		2,357,075
ENERGY - 12.5%
Energy Equipment & Services - 4.9%
Cameron International Corp. (a)	7,600	362,216
Dresser-Rand Group, Inc. (a)	8,653	454,975
FMC Technologies, Inc. (a)	4,965	221,588
Rowan Companies, Inc. (a)	5,000	198,250
Weatherford International Ltd. (a)	35,936	710,455
		1,947,484
Oil, Gas & Consumable Fuels - 7.6%
Amyris, Inc. (d)	6,864	202,557
Concho Resources, Inc. (a)	3,152	298,211
Daylight Energy Ltd. (d)	18,400	189,327
El Paso Corp.	10,200	214,710
EV Energy Partners LP	3,669	203,079
Penn West Petroleum Ltd.	7,400	191,387
Petrohawk Energy Corp. (a)	16,500	436,755
PT Bumi Resources Tbk	653,000	252,464
QEP Resources, Inc.	10,400	452,400
Solazyme, Inc.	5,300	119,409
Whiting Petroleum Corp. (a)	6,100	409,310
		2,969,609
TOTAL ENERGY		4,917,093
FINANCIALS - 6.3%
Capital Markets - 1.0%
Invesco Ltd.	15,500	382,385
Commercial Banks - 0.5%
Regions Financial Corp.	28,073	198,195
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 2.1%
AMB Property Corp. (REIT)	10,968	$ 405,706
SL Green Realty Corp.	4,573	411,616
		817,322
Real Estate Management & Development - 2.7%
CB Richard Ellis Group, Inc. Class A (a)	15,100	399,093
Indiabulls Real Estate Ltd. (a)	111,608	290,726
Jones Lang LaSalle, Inc.	3,935	382,285
		1,072,104
TOTAL FINANCIALS		2,470,006
HEALTH CARE - 12.5%
Biotechnology - 2.8%
Alexion Pharmaceuticals, Inc. (a)	8,030	380,783
Human Genome Sciences, Inc. (a)	5,800	158,746
United Therapeutics Corp. (a)	2,900	187,253
Vertex Pharmaceuticals, Inc. (a)	7,200	388,728
		1,115,510
Health Care Equipment & Supplies - 4.7%
ArthroCare Corp. (a)	12,039	412,336
Cyberonics, Inc. (a)	12,358	403,489
Edwards Lifesciences Corp. (a)	4,501	399,374
NuVasive, Inc. (a)	6,517	220,209
Zoll Medical Corp. (a)	6,402	389,306
		1,824,714
Health Care Providers & Services - 1.9%
AmerisourceBergen Corp.	9,400	387,468
Catalyst Health Solutions, Inc. (a)	6,092	371,795
		759,263
Health Care Technology - 1.0%
SXC Health Solutions Corp. (a)	6,700	396,143
Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc. (a)	8,900	443,843
Pharmaceuticals - 1.0%
Valeant Pharmaceuticals International, Inc. (Canada)	7,400	387,890
TOTAL HEALTH CARE		4,927,363
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 12.5%
Building Products - 2.1%
Lennox International, Inc.	8,180	$ 381,270
Owens Corning (a)	11,600	443,120
		824,390
Construction & Engineering - 0.6%
Orascom Construction Industries SAE GDR	5,100	227,511
Electrical Equipment - 1.9%
Cooper Industries PLC Class A	6,100	383,385
Roper Industries, Inc.	4,500	375,615
		759,000
Machinery - 6.6%
Charter International PLC	32,862	421,639
CNH Global NV (a)	9,426	398,908
Dover Corp.	5,800	389,934
Flowserve Corp.	1,600	193,968
Ingersoll-Rand Co. Ltd.	8,175	407,933
Pall Corp.	6,800	381,480
WABCO Holdings, Inc. (a)	5,590	383,195
		2,577,057
Marine - 0.6%
Ultrapetrol (Bahamas) Ltd. (a)	45,157	234,365
Professional Services - 0.7%
IHS, Inc. Class A (a)	3,165	277,634
TOTAL INDUSTRIALS		4,899,957
INFORMATION TECHNOLOGY - 19.0%
Communications Equipment - 2.0%
Juniper Networks, Inc. (a)	5,287	193,557
Polycom, Inc. (a)	6,745	387,230
Riverbed Technology, Inc. (a)	5,100	193,392
		774,179
Computers & Peripherals - 1.1%
NetApp, Inc. (a)	7,728	423,263
Electronic Equipment & Components - 0.7%
Maxwell Technologies, Inc. (a)	15,774	257,432
Internet Software & Services - 1.2%
Rackspace Hosting, Inc. (a)	9,148	402,512
Web.com, Inc. (a)	6,707	80,015
		482,527
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 1.0%
Cognizant Technology Solutions Corp. Class A (a)	5,161	$ 392,442
Semiconductors & Semiconductor Equipment - 1.6%
Ceva, Inc. (a)	8,246	283,085
Freescale Semiconductor Holdings I Ltd.	10,200	188,700
NVIDIA Corp. (a)	7,800	156,312
		628,097
Software - 11.4%
ANSYS, Inc. (a)	6,829	391,780
Ariba, Inc. (a)	6,200	207,948
Autodesk, Inc. (a)	8,800	378,224
Autonomy Corp. PLC (a)	14,820	438,076
BMC Software, Inc. (a)	7,200	401,976
Check Point Software Technologies Ltd. (a)	7,200	395,424
Informatica Corp. (a)	7,603	445,992
Intuit, Inc. (a)	7,000	377,790
Magma Design Automation, Inc. (a)	28,215	196,941
Nuance Communications, Inc. (a)	18,086	397,169
Rovi Corp. (a)	7,156	414,762
salesforce.com, Inc. (a)	2,919	444,447
		4,490,529
TOTAL INFORMATION TECHNOLOGY		7,448,469
MATERIALS - 9.7%
Chemicals - 6.6%
Albemarle Corp.	3,310	234,480
CF Industries Holdings, Inc.	8,318	1,279,135
CVR Partners LP	21,723	433,591
Ecolab, Inc.	7,900	433,552
The Mosaic Co.	3,100	219,635
		2,600,393
Metals & Mining - 3.1%
First Quantum Minerals Ltd.	1,600	217,572
Ivanhoe Mines Ltd. (a)	7,100	178,645
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
MacArthur Coal Ltd.	34,077	$ 432,909
Vallar PLC	19,418	375,314
		1,204,440
TOTAL MATERIALS		3,804,833
TOTAL COMMON STOCKS (Cost $35,367,266)		38,664,612
Nonconvertible Preferred Stocks - 1.0%

CONSUMER DISCRETIONARY - 1.0%
Automobiles - 1.0%
Porsche Automobil Holding SE (Germany) (Cost $327,676)	5,485	381,306
Money Market Funds - 3.9%

Fidelity Cash Central Fund, 0.14% (b)	908,232	908,232
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	606,140	606,140
TOTAL MONEY MARKET FUNDS (Cost $1,514,372)		1,514,372
TOTAL INVESTMENT PORTFOLIO - 103.4% (Cost $37,209,314)		40,560,290
NET OTHER ASSETS (LIABILITIES) - (3.4)%		(1,317,771)
NET ASSETS - 100%		$ 39,242,519
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 486
Fidelity Securities Lending Cash Central Fund	1,091
Total	$ 1,577
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 8,221,122	$ 8,218,019	$ -	$ 3,103
Consumer Staples	2,357,075	2,357,075	-	-
Energy	4,917,093	4,917,093	-	-
Financials	2,470,006	2,470,006	-	-
Health Care	4,927,363	4,927,363	-	-
Industrials	4,899,957	4,899,957	-	-
Information Technology	7,448,469	7,448,469	-	-
Materials	3,804,833	3,804,833	-	-
Money Market Funds	1,514,372	1,514,372	-	-
Total Investments in Securities:	$ 40,560,290	$ 40,557,187	$ -	$ 3,103
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 157,298
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(54)
Cost of Purchases	3,157
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(157,298)
Ending Balance	$ 3,103
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2011	$ (54)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	79.5%
Canada	4.0%
Bailiwick of Jersey	2.1%
Ireland	2.0%
Switzerland	1.8%
Bermuda	1.5%
United Kingdom	1.1%
Australia	1.1%
Netherlands	1.0%
Israel	1.0%
Germany	1.0%
Others (Individually Less Than 1%)	3.9%
100.0%
Income Tax Information

At November 30, 2010, the Fund had a capital loss carryforward of approximately $8,711,018 of which $8,460,613 and $250,405 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $596,661) - See accompanying schedule: Unaffiliated issuers (cost $35,694,942)	$ 39,045,918
Fidelity Central Funds (cost $1,514,372)	1,514,372
Total Investments (cost $37,209,314)		$ 40,560,290
Receivable for investments sold		254,240
Receivable for fund shares sold		17,738
Dividends receivable		11,582
Distributions receivable from Fidelity Central Funds		300
Prepaid expenses		16
Receivable from investment adviser for expense reductions		9,609
Other receivables		965
Total assets		40,854,740

Liabilities
Payable for investments purchased	$ 298,025
Payable for fund shares redeemed	635,076
Accrued management fee	14,645
Distribution and service plan fees payable	17,106
Other affiliated payables	10,951
Other payables and accrued expenses	30,278
Collateral on securities loaned, at value	606,140
Total liabilities		1,612,221

Net Assets		$ 39,242,519
Net Assets consist of:
Paid in capital		$ 40,315,474
Accumulated net investment loss		(201,899)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,221,466)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,350,410
Net Assets		$ 39,242,519

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

May 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($12,764,619 ÷ 1,247,433 shares)	$ 10.23

Maximum offering price per share (100/94.25 of $10.23)	$ 10.85
Class T: Net Asset Value and redemption price per share ($16,602,408 ÷ 1,665,926 shares)	$ 9.97

Maximum offering price per share (100/96.50 of $9.97)	$ 10.33
Class B: Net Asset Value and offering price per share ($2,900,203 ÷ 305,620 shares)A	$ 9.49

Class C: Net Asset Value and offering price per share ($6,298,419 ÷ 663,482 shares)A	$ 9.49

Institutional Class: Net Asset Value, offering price and redemption price per share ($676,870 ÷ 64,231 shares)	$ 10.54

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended May 31, 2011 (Unaudited)

Investment Income
Dividends		$ 86,833
Interest		1
Income from Fidelity Central Funds		1,577
Total income		88,411

Expenses
Management fee Basic fee	$ 116,068
Performance adjustment	(30,913)
Transfer agent fees	62,167
Distribution and service plan fees	102,142
Accounting and security lending fees	7,521
Custodian fees and expenses	11,364
Independent trustees' compensation	95
Registration fees	30,660
Audit	36,983
Legal	97
Miscellaneous	172
Total expenses before reductions	336,356
Expense reductions	(46,046)	290,310
Net investment income (loss)		(201,899)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,821,592
Foreign currency transactions	1,396
Total net realized gain (loss)		4,822,988
Change in net unrealized appreciation (depreciation) on: Investment securities	755,903
Assets and liabilities in foreign currencies	94
Total change in net unrealized appreciation (depreciation)		755,997
Net gain (loss)		5,578,985
Net increase (decrease) in net assets resulting from operations		$ 5,377,086

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2011 (Unaudited)	Year ended November 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (201,899)	$ (348,051)
Net realized gain (loss)	4,822,988	4,572,068
Change in net unrealized appreciation (depreciation)	755,997	2,310,518
Net increase (decrease) in net assets resulting from operations	5,377,086	6,534,535
Share transactions - net increase (decrease)	(956,756)	(1,781,693)
Total increase (decrease) in net assets	4,420,330	4,752,842

Net Assets
Beginning of period	34,822,189	30,069,347
End of period (including accumulated net investment loss of $201,899 and $0, respectively)	$ 39,242,519	$ 34,822,189

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.84	$ 7.18	$ 5.32	$ 12.05	$ 10.53	$ 9.42
Income from Investment Operations
Net investment income (loss) E	(.04)	(.06)	(.04) H	(.02) I	(.10)	(.05) J
Net realized and unrealized gain (loss)	1.43	1.72	1.90	(5.44)	1.62	1.16
Total from investment operations	1.39	1.66	1.86	(5.46)	1.52	1.11
Distributions from net realized gain	-	-	-	(1.27)	-	-
Net asset value, end of period	$ 10.23	$ 8.84	$ 7.18	$ 5.32	$ 12.05	$ 10.53
Total Return B, C, D	15.72%	23.12%	34.96%	(50.65)%	14.43%	11.78%
Ratios to Average Net Assets F, K
Expenses before reductions	1.46% A	1.43%	1.68%	1.63%	1.53%	1.62%
Expenses net of fee waivers, if any	1.25% A	1.30%	1.30%	1.30%	1.30%	1.30%
Expenses net of all reductions	1.24% A	1.29%	1.28%	1.28%	1.29%	1.28%
Net investment income (loss)	(.77)% A	(.77)%	(.58)% H	(.21)% I	(.85)%	(.56)% J
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,765	$ 10,971	$ 9,369	$ 6,492	$ 12,665	$ 10,123
Portfolio turnover rate G	186% A	123%	301%	276%	177%	173%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.66)%.

I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.34)%.

J Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.81)%.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.62	$ 7.02	$ 5.21	$ 11.83	$ 10.36	$ 9.29
Income from Investment Operations
Net investment income (loss) E	(.05)	(.08)	(.05) H	(.04) I	(.12)	(.08) J
Net realized and unrealized gain (loss)	1.40	1.68	1.86	(5.34)	1.59	1.15
Total from investment operations	1.35	1.60	1.81	(5.38)	1.47	1.07
Distributions from net realized gain	-	-	-	(1.24)	-	-
Net asset value, end of period	$ 9.97	$ 8.62	$ 7.02	$ 5.21	$ 11.83	$ 10.36
Total Return B, C, D	15.66%	22.79%	34.74%	(50.81)%	14.19%	11.52%
Ratios to Average Net Assets F, K
Expenses before reductions	1.75% A	1.73%	2.04%	1.94%	1.88%	1.95%
Expenses net of fee waivers, if any	1.50% A	1.55%	1.55%	1.55%	1.55%	1.55%
Expenses net of all reductions	1.48% A	1.54%	1.53%	1.53%	1.54%	1.53%
Net investment income (loss)	(1.02)% A	(1.02)%	(.83)% H	(.46)% I	(1.10)%	(.81)% J
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,602	$ 14,612	$ 12,462	$ 9,388	$ 19,144	$ 16,957
Portfolio turnover rate G	186% A	123%	301%	276%	177%	173%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.91)%.

I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.59)%.

J Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.06)%.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.23	$ 6.74	$ 5.02	$ 11.44	$ 10.06	$ 9.07
Income from Investment Operations
Net investment income (loss) E	(.07)	(.11)	(.08) H	(.08) I	(.17)	(.12) J
Net realized and unrealized gain (loss)	1.33	1.60	1.80	(5.17)	1.55	1.11
Total from investment operations	1.26	1.49	1.72	(5.25)	1.38	.99
Distributions from net realized gain	-	-	-	(1.17)	-	-
Net asset value, end of period	$ 9.49	$ 8.23	$ 6.74	$ 5.02	$ 11.44	$ 10.06
Total Return B, C, D	15.31%	22.11%	34.26%	(51.11)%	13.72%	10.92%
Ratios to Average Net Assets F, K
Expenses before reductions	2.21% A	2.18%	2.47%	2.39%	2.28%	2.36%
Expenses net of fee waivers, if any	2.00% A	2.05%	2.05%	2.05%	2.05%	2.05%
Expenses net of all reductions	1.98% A	2.04%	2.03%	2.04%	2.04%	2.03%
Net investment income (loss)	(1.52)% A	(1.52)%	(1.33)% H	(.96)% I	(1.60)%	(1.31)% J
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,900	$ 3,095	$ 3,272	$ 3,203	$ 9,082	$ 9,106
Portfolio turnover rate G	186% A	123%	301%	276%	177%	173%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.41)%.

I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.09)%.

J Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.56)%.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.23	$ 6.74	$ 5.03	$ 11.45	$ 10.08	$ 9.08
Income from Investment Operations
Net investment income (loss) E	(.07)	(.11)	(.08) H	(.08) I	(.18)	(.12) J
Net realized and unrealized gain (loss)	1.33	1.60	1.79	(5.15)	1.55	1.12
Total from investment operations	1.26	1.49	1.71	(5.23)	1.37	1.00
Distributions from net realized gain	-	-	-	(1.19)	-	-
Net asset value, end of period	$ 9.49	$ 8.23	$ 6.74	$ 5.03	$ 11.45	$ 10.08
Total Return B, C, D	15.31%	22.11%	34.00%	(50.99)%	13.59%	11.01%
Ratios to Average Net Assets F, K
Expenses before reductions	2.21% A	2.18%	2.47%	2.38%	2.28%	2.36%
Expenses net of fee waivers, if any	2.00% A	2.05%	2.05%	2.05%	2.05%	2.05%
Expenses net of all reductions	1.98% A	2.04%	2.03%	2.04%	2.04%	2.03%
Net investment income (loss)	(1.52)% A	(1.52)%	(1.33)% H	(.96)% I	(1.60)%	(1.31)% J
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,298	$ 5,604	$ 4,603	$ 3,703	$ 8,270	$ 7,039
Portfolio turnover rate G	186% A	123%	301%	276%	177%	173%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.41)%.

I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.09)%.

J Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.56)%.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.10	$ 7.37	$ 5.44	$ 12.31	$ 10.72	$ 9.57
Income from Investment Operations
Net investment income (loss) D	(.03)	(.04)	(.02) G	- H, K	(.07)	(.03) I
Net realized and unrealized gain (loss)	1.47	1.77	1.95	(5.57)	1.66	1.18
Total from investment operations	1.44	1.73	1.93	(5.57)	1.59	1.15
Distributions from net realized gain	-	-	-	(1.30)	-	-
Net asset value, end of period	$ 10.54	$ 9.10	$ 7.37	$ 5.44	$ 12.31	$ 10.72
Total Return B, C	15.82%	23.47%	35.48%	(50.59)%	14.83%	12.02%
Ratios to Average Net Assets E, J
Expenses before reductions	1.11% A	1.10%	1.43%	1.33%	1.20%	1.27%
Expenses net of fee waivers, if any	1.00% A	1.05%	1.05%	1.05%	1.05%	1.05%
Expenses net of all reductions	.98% A	1.04%	1.03%	1.03%	1.04%	1.04%
Net investment income (loss)	(.52)% A	(.53)%	(.33)% G	.04% H	(.60)%	(.31)% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 677	$ 542	$ 362	$ 338	$ 959	$ 785
Portfolio turnover rate F	186% A	123%	301%	276%	177%	173%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.42)%.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.09)%.

I Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.56)%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2011 (Unaudited)

1. Organization.

Fidelity Advisor® Growth Strategies Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

(ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 4,933,228
Gross unrealized depreciation	(1,823,779)
Net unrealized appreciation (depreciation) on securities and other investments	$ 3,109,449
Tax cost	$ 37,450,841

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be November 30, 2012.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities , other than short-term securities, aggregated $35,124,926 and $35,998,780, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Institutional Class of the Fund as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .45% of the Fund's average net assets.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 15,298	$ 205
Class T	.25%	.25%	40,344	181
Class B	.75%	.25%	15,609	11,771
Class C	.75%	.25%	30,891	3,166
			$ 102,142	$ 15,323

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,244
Class T	4,332
Class B*	2,928
Class C*	274
$ 10,778

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 18,680.31
Class T	28,559.35
Class B	4,779.31
Class C	9,520.31
Institutional Class	629.21
	$ 62,167

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $518 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $64 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned

Semiannual Report

7. Security Lending - continued

securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,091. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.25%	$ 12,516
Class T	1.50%	20,511
Class B	2.00%	3,242
Class C	2.00%	6,464
Institutional Class	1.00%	338
		$ 43,071

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,975 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2011	Year ended November 30, 2010	Six months ended May 31, 2011	Year ended November 30, 2010
Class A
Shares sold	199,577	271,600	$ 1,983,506	$ 2,194,435
Shares redeemed	(192,680)	(335,188)	(1,900,496)	(2,660,697)
Net increase (decrease)	6,897	(63,588)	$ 83,010	$ (466,262)
Class T
Shares sold	119,154	310,978	$ 1,132,729	$ 2,432,697
Shares redeemed	(147,591)	(391,038)	(1,420,419)	(3,005,864)
Net increase (decrease)	(28,437)	(80,060)	$ (287,690)	$ (573,167)
Class B
Shares sold	9,352	47,922	$ 84,874	$ 358,845
Shares redeemed	(79,678)	(157,596)	(724,723)	(1,183,324)
Net increase (decrease)	(70,326)	(109,674)	$ (639,849)	$ (824,479)
Class C
Shares sold	84,123	123,170	$ 762,354	$ 931,941
Shares redeemed	(101,094)	(125,697)	(922,207)	(940,262)
Net increase (decrease)	(16,971)	(2,527)	$ (159,853)	$ (8,321)
Institutional Class
Shares sold	15,512	29,114	$ 155,135	$ 243,469
Shares redeemed	(10,816)	(18,741)	(107,509)	(152,933)
Net increase (decrease)	4,696	10,373	$ 47,626	$ 90,536

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

AAGI-USAN-0711
1.786774.108

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Securities Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 22, 2011
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 22, 2011